UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: MARCH 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (45.39%)
Bank Debt (31.87%) (1)
Automobiles (4.68%)
EaglePicher Holdings Inc., 2nd Lien Term Loan, LIBOR +8.5%, due 6/30/11
(Acquired 11/24/06, Amortized Cost $10,308,333)	$10,000,000	$10,350,000	2.81%
EaglePicher Holdings Inc., 3rd Lien Term Loan, LIBOR + 12.5%, due 12/30/11
(Acquired 11/24/06, Amortized Cost $3,933,243)	$3,895,950	4,012,828	1.09%
EaglePicher Holdings Inc., Tranche B Term Loan, LIBOR + 4.5%, due 12/30/10
(Acquired 10/12/06, Amortized Cost $2,894,400)	$2,880,000	2,884,801	0.78%
Total Automobiles		17,247,629

Broadcasting and Entertainment (4.92%)
Bresnan Communications, LLC, 2nd Lien Term Loan, LIBOR + 4.5% ,
due 3/29/14 (Acquired 11/22/06, Amortized Cost $18,206,094)	$17,750,000	18,099,462	4.92%

Mining, Steel, Iron and Non-Precious Metals (9.56%)
Longyear Global Holdings Inc., Senior Unsecured Term Loan, LIBOR + 8.5%,
due 4/7/08 (Acquired 10/25/06, Amortized Cost $34,400,000)	$35,000,000	35,175,000	9.56%

Personal, Food and Miscellaneous Services (3.01%)
Toys R Us, Real Estate Term Loan, LIBOR + 3.0%, due 12/9/08
(Acquired 10/18/06, Amortized Cost $11,031,875)	$11,000,000	11,091,091	3.01%

Personal Transportation (3.02%)
Delta Airlines, Inc. DIP Term Loan C, LIBOR + 7.5%, due 3/16/08
(Acquired 10/19/06, Amortized Cost $11,352,500)	$11,000,000	11,123,750	3.02%

Telecommunications (6.68%)
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR + 9%,
due 2/22/11 (Acquired 3/9/07, Amortized Cost $2,588,317) - (Ireland)	$2,614,462	2,719,040	0.74%
Enterasys Networks, Inc. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $11,348,775)	$11,463,409	11,921,945	3.24%
Interstate Fibernet, Inc. 1st Lien Senior Secured Note, LIBOR + 8% Cash + 0.5%
PIK, due 7/25/09 (Acquired 2/23/07, Amortized Cost $2,982,293)	$2,861,857	2,965,600	0.81%
Interstate Fibernet, Inc. 2nd Senior Secured Note, LIBOR + 7.75% Cash + 0.75%
PIK, due 8/26/09 (Acquired 1/12/07, Amortized Cost $6,703,279)	$6,653,379	6,952,781	1.89%
Total Telecommunications		24,559,366

Total Bank Debt Securities (Cost $115,749,109)		117,296,298

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Corporate Debt Securities (13.52%)
Leisure, Amusement, Motion Pictures and Entertainment (4.32%)
Bally Total Fitness Holdings, Inc. Senior Subordinated Notes, 9.875%, due 10/15/07	$19,646,000	$15,913,260	4.32%

Retail (9.20%)
Linens 'n Things, Inc. Floating Rate Note, LIBOR + 5.625%, due 1/15/14	$36,365,000	33,847,815	9.20%

Total Corporate Debt Securities (Cost $52,035,875)		49,761,075

Total Debt Securities (Cost $167,784,984)		167,057,373

Equity Securities (19.96%)
Buildings and Real Estate (19.96%)
Fleetwood Enterprises, Inc. Common Stock (2)	2,817,400	22,285,634	6.05%
Owens Corning, Inc. Common Stock (2)	1,607,306	51,208,769	13.91%
Total Buildings and Real Estate		73,494,403

Total Equity Securities (Cost $71,959,317)		73,494,403

Total Investment in Securities (Cost $239,744,301)		240,551,776

Cash and Cash Equivalents (34.65%)
American Express Commercial Paper, 5.10%, due 4/2/07	$12,000,000	11,993,200	3.26%
Chevron Corporation Commercial Paper, 5.21%, due 4/4/07	$16,500,000	16,485,673	4.48%
Citigroup Commercial Paper, 5.25%, due 4/2/07	$16,500,000	16,490,375	4.48%
GECC Commercial Paper, 5.22%, due 4/2/07	$16,500,000	16,490,430	4.48%
Rabobank Commercial Paper, 5.37%, due 4/2/07	$16,500,000	16,492,616	4.48%
Toyota Motor Credit Corp Commercial Paper, 5.30%, due 4/2/07	$16,500,000	16,492,713	4.48%
UBS Finance Commercial Paper, 5.26%, due 4/5/07	$16,500,000	16,485,535	4.48%
Union Bank of California Commercial Paper, 4.90%, due 4/2/07	$15,500,000	15,493,671	4.21%
Wells Fargo Bank Overnight REPO	$187,117	187,117	0.05%
Cash Held on Account at Various Institutions	$939,654	939,654	0.25%
Total Cash and Cash Equivalents		127,550,984

Total Cash and Investments in Securities		$368,102,760	100.00%

Notes to Statement of Investments:

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)	Non-income producing security.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $140,169,943 and $16,319,067, respectively. Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $239,744,301. Net unrealized appreciation aggregated $807,475, of which $3,686,949 related to appreciated investment securities and $2,879,474 related to depreciated investment securities.

The total value of restricted securities as of March 31, 2007 was $117,296,298, or 31.87% of total cash and investments of the Partnership.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP
By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson Title: Chief Executive Officer Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson Title: Chief Executive Officer Date: May 30, 2007

By:	/s/ Peyman S. Ardestani
Name: Peyman S. Ardestani Title: Chief Financial Officer Date: May 30, 2007